Information by business segment and by geographic area - Provisionally priced commodities sales (Details) t in Thousands, $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) t $ / t
Iron ore
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | t	18,155
Provisional price | $ / t	181.3
Change +-	10.00%
Effect on Revenue | $	$ 329
Copper
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | t	65
Provisional price | $ / t	11,627.7
Change +-	10.00%
Effect on Revenue | $	$ 76